Bond Payables (Tables)	12 Months Ended
Dec. 31, 2019
Bond Payables
Schedule of contractual maturities of bond payables

As at December 31, 2019, the contractual maturities of the bond payables are as follows:

Years ending December 31:	Principal	Interest	Total
2020	$—	$1,458	$1,458
2021	—	1,458	1,458
2022	—	1,458	1,458
2023	—	1,458	1,458
2024	—	1,458	1,458
Thereafter	36,458	2,916	39,374
	$36,458	$10,206	$46,664